August 12, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Vanguard Explorer Fund (the Trust)
File No. 2-27203

Ladies & Gentlemen:

Enclosed is the 98th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to (1) disclose the addition of a new advisor, Stephens Investment Management Group, LLC, to the investment advisory team for Vanguard Explorer Fund, a series of the Trust, and (2) to effect a number of non-material changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of October 11, 2013, for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-7310 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Alexander F. Smith
Associate Counsel
The Vanguard Group, Inc.

cc:	Amy Miller, Esq.
U.S.	Securities & Exchange Commission